STOCK-BASED COMPENSATION - Activity (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock Options and Stock Appreciation Rights
Shares Subject to Option (in thousands)
Beginning balance (in shares)	25,071	30,778	32,441
Granted (in shares)	4,187	3,494	2,715
Exercised (in shares)	(8,041)	(8,432)	(3,495)
Cancelled (in shares)	(430)	(769)	(883)
Ending balance (in shares)	20,787	25,071	30,778
Exercisable (in shares)	12,746
Weighted-Average Exercise Price
Beginning balance (in dollars per share)	$ 28.34	$ 24.53	$ 22.02
Granted (in dollars per share)	56.46	46.13	47.72
Exercised (in dollars per share)	23.21	20.48	17.76
Cancelled (in dollars per share)	50.77	42.94	30.33
Ending balance (in dollars per share)	35.52	$ 28.34	$ 24.53
Exercisable (in dollars per share)	$ 25.48
Aggregate Intrinsic Value (in millions)
Outstanding	$ 681
Exercisable	$ 545
Weighted- Average Remaining Life (in years)
Outstanding	5 years 9 months 18 days
Exercisable	4 years 1 month 6 days
Restricted Stock
RSUs / PSUs (in thousands)
Beginning balance (in shares)	1,343	2,067	3,570
Granted (in shares)	264	577	555
Vested (in shares)	(448)	(1,140)	(1,915)
Forfeited/Cancelled (in shares)	(68)	(161)	(143)
Ending balance (in shares)	1,091	1,343	2,067
Weighted-Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 39.22	$ 29.87	$ 23.33
Granted (in dollars per share)	59.88	45.71	41.88
Vested (in dollars per share)	38.17	26.09	20.85
Forfeited/Cancelled (in dollars per share)	49.14	35.09	32.92
Ending balance (in dollars per share)	$ 43.94	$ 39.22	$ 29.87
Performance Shares
RSUs / PSUs (in thousands)
Beginning balance (in shares)	2,042	1,930	1,421
Granted (in shares)	1,741	902	653
Vested (in shares)	(1,339)	(607)	(5)
Forfeited/Cancelled (in shares)	(121)	(183)	(139)
Ending balance (in shares)	2,323	2,042	1,930
Weighted-Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 45.47	$ 35.86	$ 30.75
Granted (in dollars per share)	50.75	47.93	46.93
Vested (in dollars per share)	41.49	18.23	41.81
Forfeited/Cancelled (in dollars per share)	52.56	46.52	35.45
Ending balance (in dollars per share)	$ 51.35	$ 45.47	$ 35.86